Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net
Note 12 – Property, Plant and Equipment, Net

A.	Composition

	Roads, buildings and leasehold improvements	Facilities, machinery and equipment	Wind turbines	Office furniture and equipment	Assets under construction	Other	Total
	$ Thousands
Cost
Balance at January 1, 2023	77,605	722,367	29,992	406	552,588	75,379	1,458,337
Additions	2,915	3,977	-	5	269,502	34,800	311,199
Disposals	(590)	(3,841)	-	-	(11,235)	(39,960)	(55,626)
Reclassification	9,316	334,132	160,666	-	(504,114)	-	-
Acquisitions through business combination	23,667	159,036	126,200	-	-	6,307	315,210
Differences in translation reserves	(1,584)	(13,265)	-	-	(16,371)	(1,308)	(32,528)

Balance at December 31, 2023	111,329	1,202,406	316,858	411	290,370	75,218	1,996,592
Additions	1,902	17,334	1,356	13	246,872	15,740	283,217
Disposals	(448)	(6,459)	-	-	(8,442)	(3,455)	(18,804)
Deconsolidation*	(8,083)	-	(417,098)	-	(338,668)	(7,425)	(771,274)
Reclassification	-	9,695	98,884	-	(108,579)		-
Differences in translation reserves	(590)	(6,356)	-	-	(597)	(83)	(7,626)

Balance at December 31, 2024	104,110	1,216,620	-	424	80,956	79,995	1,482,105

Accumulated depreciation
Balance at January 1, 2023	18,445	215,505	1,651	315	-	-	235,916
Additions	3,993	47,661	5,007	81	-	-	56,742
Disposals	(235)	(4,426)	-	-	-	-	(4,661)
Differences in translation reserves	(471)	(5,759)	-	-	-	-	(6,230)

Balance at December 31, 2023	21,732	252,981	6,658	396	-	-	281,767
Additions	4,024	55,652	10,322	14	-	-	70,012
Disposals	(438)	(6,459)	-	-	-	-	(6,897)
Deconsolidation*	(1,232)	-	(16,980)	-	-	-	(18,212)
Differences in translation reserves	(85)	(697)	-	-	-	-	(782)

Balance at December 31, 2024	24,001	301,477	-	410	-	-	325,888

Carrying amounts
At January 1, 2023	59,160	506,862	28,341	91	552,588	75,379	1,222,421
At December 31, 2023	89,597	949,425	310,200	15	290,370	75,218	1,714,825
At December 31, 2024	80,109	915,143	-	14	80,956	79,995	1,156,217

*          Relates to deconsolidation of CPV Renewable. Refer to Note 11.A.7 for further information.

B.	The amount of borrowing costs capitalized in 2024 was approximately $7 million (2023: $22 million).

C.	Fixed assets purchased on credit in 2024 was approximately $7 million (2023: $31 million).

D.	The composition of depreciation expenses from continuing operations is as follows:

	As at December 31,
	2024	2023
	$ Thousands
Depreciation and amortization included in gross profit	85,640	78,025
Depreciation and amortization charged to selling, general and administrative expenses	7,797	12,914
Depreciation and amortization from continuing operations	93,437	90,939